Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_912828ZZ6
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000126354 | U.S. Treasury Inflation-Indexed NotesFR_91282CHP9
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000126354 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.30%
C000047963 | U.S. Treasury BillsFR_912797MG9
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000047963 | U.S. Treasury BillsFR_912797MH7
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000047963 | U.S. Treasury BillsFR_912797PP6
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000047963 | U.S. Treasury BillsFR_912797PX9
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000047963 | U.S. Treasury BillsFR_912797PY7
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000047963 | U.S. Treasury BillsFR_912797PN1
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000047963 | U.S. Treasury BillsFR_912797PW1
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000047963 | U.S. Treasury BillsFR_912797PQ4
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000047963 | U.S. Treasury BillsFR_912797QU4
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000047963 | U.S. Treasury BillsFR_912797QH3
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000047963 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000047963 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000222017 | U.S. Treasury BillsFR_912797NL7
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222017 | U.S. Treasury BillsFR_912797NU7
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222017 | U.S. Treasury BillsFR_912797MS3
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000222017 | U.S. Treasury BillsFR_912797NA1
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000222017 | U.S. Treasury BillsFR_912797QE0
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222017 | U.S. Treasury BillsFR_912797QF7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222017 | U.S. Treasury BillsFR_912797QG5
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222017 | U.S. Treasury BillsFR_912797QS9
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222017 | U.S. Treasury BillsFR_912797QY6
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222017 | U.S. Treasury BillsFR_912797QZ3
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000222017 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000222017 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000066456 | Boeing Co.FR_097023204
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000066456 | Alibaba Group Holding Ltd.FR_01609WBG6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000066456 | Wells Fargo & Co.FR_949746804
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000066456 | Bank of America Corp.FR_060505682
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000066456 | DoorDash, Inc.FR_25809KAA3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066456 | Western Digital Corp.FR_958102AT2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066456 | MicroStrategy, Inc.FR_594972AR2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066456 | GameStop Corp.FR_36467WAF6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066456 | KKR & Co., Inc.FR_48251W500
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | Seagate HDD CaymanFR_81180WBL4
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066456 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000066456 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Net Asset Value	70.80%
C000066456 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000066456 | AssetConvertible Preferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000066456 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000066456 | AssetConvertible Foreign Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000219610 | Argentina Republic Government International BondsFR_040114HT0
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000219610 | Argentina Republic Government International BondsFR_040114HS2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000219610 | Ecuador Government International BondsFR_ACI1Q6JR2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000219610 | Argentina Republic Government International BondsFR_040114HV5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Argentina Republic Government International BondsFR_040114HU7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Argentina Republic Government International BondsFR_040114HX1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Brazil Government International BondsFR_105756CL2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | QatarEnergyFR_ACI1YZ0M0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Saudi Government International BondsFR_ACI2MD4F1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | Panama Government International BondsFR_698299AW4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000219610 | United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000219610 | Turkey
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219610 | Qatar
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219610 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219610 | Saudi Arabia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219610 | Argentina
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219610 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000219610 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000219610 | Chile
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000219610 | Colombia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055013 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000055013 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Quikrete Holdings, Inc.FR_74843PAA8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Medline Borrower LPFR_62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055013 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | Directv Financing LLC/Directv Financing Co-Obligor, Inc.FR_25461LAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | Venture Global LNG, Inc.FR_92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055013 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000055013 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000055013 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000055013 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000055013 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055013 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000055013 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000055013 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000055013 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000055013 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000107256 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000107256 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000107256 | IndustryForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000107256 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000107256 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000107256 | IndustryMulti-National
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000107256 | IndustryMachinery-Diversified
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000107256 | IndustryMachinery, Construction & Mining
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107256 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000107256 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000107256 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000107256 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	73.10%
C000107256 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000111386 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000111386 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111386 | Medline Borrower LPFR_62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111386 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111386 | Directv Financing LLC/Directv Financing Co-Obligor, Inc.FR_25461LAA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000111386 | Venture Global LNG, Inc.FR_92332YAC5
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | Carnival Corp.FR_143658BN1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000111386 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111386 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000111386 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000111386 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000111386 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000111386 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000111386 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000111386 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000111386 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000111386 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019028 | Howmet Aerospace, Inc.FR_443201108
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000019028 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019028 | Deutsche Bank AGFR_575035902
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000019028 | Banco Santander SAFR_570594903
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019028 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019028 | UniCredit SpAFR_BYMXPS901
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019028 | Carnival Corp.FR_143658300
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000019028 | Naspers Ltd.FR_BN0VX8908
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | Wells Fargo & Co.FR_949746101
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | Booking Holdings, Inc.FR_09857L108
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000019028 | United States
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000019028 | Japan
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000019028 | Germany
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000019028 | France
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000019028 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000019028 | China
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019028 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000019028 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019028 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019028 | India
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000078463 | Citigroup Capital XIIIFR_173080201
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000078463 | AT&T, Inc.FR_00206R300
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078463 | Wells Fargo & Co.FR_94988U151
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078463 | Capital One Financial Corp.FR_14040H824
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000078463 | Duke Energy Corp.FR_26441C501
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078463 | Allstate Corp.FR_020002838
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000078463 | Capital One Financial Corp.FR_14040H782
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078463 | NextEra Energy Capital Holdings, Inc.FR_65339K837
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000078463 | Athene Holding Ltd.FR_04686J861
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078463 | U.S. BancorpFR_902973155
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000078463 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000078463 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000078463 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000078463 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	38.80%
C000078463 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000078463 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000078463 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000078463 | IndustrySovereign
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000078463 | IndustryGas
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000166946 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000166946 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000166946 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166946 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166946 | JPMorgan Chase & Co.FR_46625H100
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166946 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000166946 | Accenture PLCFR_G1151C101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166946 | ServiceNow, Inc.FR_81762P102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166946 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000166946 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000166946 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000166946 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000166946 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000166946 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000166946 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166946 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000166946 | IndustrySpecialty Retail
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000166946 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166946 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000166946 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PRFR_74529JPX7
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000088522 | Buckeye Tobacco Settlement Financing Authority Revenue, OHFR_118217CZ9
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PRFR_74529JRL1
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000088522 | California Infrastructure & Economic Development Bank Revenue, CAFR_13034A6B1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PRFR_74529JPW9
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000088522 | Commonwealth of Puerto Rico, General Obligation, PRFR_74514L3N5
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088522 | Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, PRFR_74529JRH0
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000088522 | Commonwealth of Puerto Rico, General Obligation, PRFR_74514L3P0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000088522 | New York Liberty Development Corp. Revenue, NYFR_649519DA0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088522 | Matching Fund Special Purpose Securitization Corp. Revenue, VIFR_57665NAG0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000088522 | California
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000088522 | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000088522 | New York
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000088522 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000088522 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000088522 | Texas
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000088522 | Wisconsin
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088522 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000088522 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000088522 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047970 | Commonwealth of Massachusetts, General Obligation, MAFR_57582RY34
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047970 | State of California, General Obligation, CAFR_13063D2D9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047970 | City of New York, General Obligation, NYFR_64966QMF4
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047970 | University of California Revenue, CAFR_91412HTP8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047970 | University of California Revenue, CAFR_91412HVB6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047970 | State of Maryland, General Obligation, MDFR_574193VL9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047970 | City of New York, General Obligation, NYFR_64966QM31
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047970 | State of California, General Obligation, CAFR_13063DUD8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047970 | New York City Transitional Finance Authority Future Tax Secured Revenue, NYFR_64971XB31
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047970 | Los Angeles Community College District, General Obligation, CAFR_54438CB76
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047970 | California
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000047970 | New York
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000047970 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000047970 | Florida
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047970 | Texas
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000047970 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047970 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000047970 | Washington
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047970 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000047970 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000047964 | State of CaliforniaFR_13063EAW6
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000047964 | City of New YorkFR_64966QM31
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047964 | Triborough Bridge & Tunnel AuthorityFR_89602HCR6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047964 | University of CaliforniaFR_91412HQH9
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047964 | State of CaliforniaFR_13063DG93
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047964 | City of DallasFR_235219UU4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047964 | New York State Dormitory AuthorityFR_64990KGA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047964 | New York City Transitional Finance Authority Future Tax Secured RevenueFR_64971XTD0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047964 | Commonwealth of PennsylvaniaFR_70914P2V3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047964 | Triborough Bridge & Tunnel AuthorityFR_89602HFS1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047964 | California
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000047964 | New York
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C000047964 | Florida
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000047964 | Texas
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000047964 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047964 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000047964 | Washington
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000047964 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047964 | Connecticut
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000047964 | Maryland
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047971 | U.S. Treasury NotesFR_91282CLD1
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000047971 | U.S. Treasury NotesFR_91282CKX8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047971 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047971 | U.S. Treasury NotesFR_91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CKU4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CJN2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CMU2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CMP3
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CNL1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | U.S. Treasury NotesFR_91282CME8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000047971 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	44.50%
C000047971 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000047971 | AssetCorporate Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	24.10%
C000047971 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000047971 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	25.60%
C000047971 | AssetMortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000047971 | AssetMunicipal Bonds & Notes
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000047971 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000047971 | AssetCommercial Mortgage Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_06051GGR4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099139 | Goldman Sachs Group, Inc.FR_38141GWV2
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000099139 | JPMorgan Chase & Co.FR_46647PAF3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | JPMorgan Chase & Co.FR_46647PDK9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | BAT Capital Corp.FR_054989AC2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_59022CAJ2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | CVS Health Corp.FR_126650EE6
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | AbbVie, Inc.FR_00287YBV0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Bank of America Corp.FR_06051GHG7
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | Verizon Communications, Inc.FR_92343VGH1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000099139 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000099139 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099139 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000099139 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000099139 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000099139 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099139 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000099139 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000099139 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000099139 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000113018 | EchoStar Corp.FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000113018 | Cloud Software Group, Inc.FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Quikrete Holdings, Inc.FR_74843PAA8
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Medline Borrower LPFR_62482BAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | 1261229 BC Ltd.FR_68288AAA5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | DISH Network Corp.FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Cloud Software Group, Inc.FR_18912UAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | Directv Financing LLC/Directv Financing Co-Obligor, Inc.FR_25461LAA0
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000113018 | TransDigm, Inc.FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | CCO Holdings LLC/CCO Holdings Capital Corp.FR_1248EPBT9
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000113018 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113018 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000113018 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113018 | IndustryCommercial Services
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000113018 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000113018 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000113018 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000113018 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000113018 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000113018 | IndustryChemicals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000066454 | Bank of America Corp.FR_06051GMW6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066454 | Goldman Sachs Group, Inc.FR_38141GC93
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | HSBC Holdings PLCFR_404280EX3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Citigroup, Inc.FR_172967PZ8
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066454 | Morgan Stanley Bank NAFR_61690U8G8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | Morgan StanleyFR_61747YFZ3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | Morgan StanleyFR_6174468L6
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | T-Mobile USA, Inc.FR_87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | Bank of America Corp.FR_06051GMT3
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | JPMorgan Chase & Co.FR_46647PEY8
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066454 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066454 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000066454 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066454 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066454 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000066454 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000066454 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	27.30%
C000066454 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000066454 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000066454 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000047965 | U.S. Treasury NotesFR_91282CMM0
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047965 | U.S. Treasury NotesFR_91282CKQ3
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047965 | U.S. Treasury NotesFR_91282CLW9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000047965 | U.S. Treasury NotesFR_91282CLF6
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000047965 | U.S. Treasury NotesFR_91282CGQ8
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047965 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047965 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047965 | U.S. Treasury NotesFR_91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047965 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000047965 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.FR_03522AAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066455 | CVS Health Corp.FR_126650CZ1
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Pfizer Investment Enterprises Pte. Ltd.FR_716973AG7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | HSBC Holdings PLCFR_404280DW6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | Anheuser-Busch InBev Worldwide, Inc.FR_03523TBV9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000066455 | AT&T, Inc.FR_00206RKJ0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Goldman Sachs Group, Inc.FR_38141GFD1
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Wells Fargo & Co.FR_95000U2M4
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | Boeing Co.FR_097023CW3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | AbbVie, Inc.FR_00287YCB3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066455 | IndustryMedia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000066455 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000066455 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000066455 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000066455 | IndustryHealth Care Services
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000066455 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000066455 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000066455 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000066455 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000066455 | IndustryTransportation
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000047966 | U.S. Treasury BondsFR_912810UA4
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047966 | U.S. Treasury BondsFR_912810UG1
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047966 | U.S. Treasury BondsFR_912810TV0
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000047966 | U.S. Treasury BondsFR_912810UE6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047966 | U.S. Treasury BondsFR_912810TX6
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047966 | U.S. Treasury BondsFR_912810UC0
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000047966 | U.S. Treasury BondsFR_912810TT5
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000047966 | U.S. Treasury BondsFR_912810TL2
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000047966 | U.S. Treasury BondsFR_912810TN8
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047966 | U.S. Treasury BondsFR_912810SX7
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000047966 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.70%
C000047966 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000066453 | Federal National Mortgage AssociationFR_31418EBR0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066453 | Federal National Mortgage AssociationFR_31418EAN0
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000066453 | Federal National Mortgage AssociationFR_31418D6B3
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066453 | Uniform Mortgage-Backed Security, TBAFR_01F060675
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066453 | Federal National Mortgage AssociationFR_31418DWR9
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000066453 | Federal National Mortgage AssociationFR_31418D2L5
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000066453 | Government National Mortgage Association, TBAFR_21H052678
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal National Mortgage AssociationFR_31418DXK3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal Home Loan Mortgage Corp.FR_3132DWMY6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | Federal National Mortgage AssociationFR_3140XFXA4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066453 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000066453 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C000055010 | Morgan Stanley Bank NAFR_61690U8G8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Morgan StanleyFR_61747YEC5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000055010 | HSBC Holdings PLCFR_404280EQ8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Citigroup, Inc.FR_17327CAW3
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Bank of America Corp.FR_06051GJS9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Bank of America Corp.FR_06051GKW8
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Amazon.com, Inc.FR_023135BC9
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | JPMorgan Chase & Co.FR_46647PDA1
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000055010 | Pfizer Investment Enterprises Pte. Ltd.FR_716973AC6
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055010 | Microsoft Corp.FR_594918BY9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000055010 | IndustryDiversified Financial Services
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000055010 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000055010 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000055010 | IndustryReal Estate Investment Trusts
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000055010 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	33.90%
C000055010 | IndustryAuto Manufacturers
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000055010 | IndustryElectric
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000055010 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000055010 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000055010 | IndustryInvestment Company Security
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000055009 | U.S. Treasury NotesFR_91282CKZ3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CMV0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_912828Z78
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055009 | U.S. Treasury NotesFR_91282CHY0
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055009 | U.S. Treasury NotesFR_91282CHU8
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055009 | U.S. Treasury NotesFR_91282CKV2
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000055009 | U.S. Treasury NotesFR_91282CKJ9
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000055009 | U.S. Treasury NotesFR_91282CKE0
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CLG4
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | U.S. Treasury NotesFR_91282CLQ2
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000055009 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.90%
C000055009 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CML2
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CJY8
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CLE9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CDX6
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CCM1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_912828V49
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_9128283R9
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CEZ0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CGK1
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000047967 | U.S. Treasury Inflation-Indexed NotesFR_91282CBF7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000047967 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000047967 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000249829 | U.S. Treasury NotesFR_91282CJJ1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249829 | U.S. Treasury NotesFR_91282CJZ5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000249829 | U.S. Treasury NotesFR_91282CFF3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CHT1
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249829 | U.S. Treasury NotesFR_91282CFV8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249829 | U.S. Treasury NotesFR_91282CGM7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000249829 | U.S. Treasury NotesFR_91282CCS8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CHC8
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CEP2
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | U.S. Treasury NotesFR_91282CDJ7
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000249829 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	98.80%
C000249829 | AssetShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000162693 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000162693 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000162693 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000162693 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000162693 | Amazon.com, Inc.FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000162693 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000162693 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162693 | Berkshire Hathaway, Inc.FR_084670702
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000162693 | Tesla, Inc.FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000162693 | Alphabet, Inc.FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162693 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000162693 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000162693 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000162693 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000162693 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000162693 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000162693 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000162693 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000162693 | IndustryCapital Markets
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000162693 | IndustryHealth Care Equipment & Supplies
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000019031 | Coinbase Global, Inc.FR_19260Q107
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019031 | Robinhood Markets, Inc.FR_770700102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019031 | Northern Trust Corp.FR_665859104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019031 | Goldman Sachs Group, Inc.FR_38141G104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | WisdomTree, Inc.FR_97717P104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000019031 | Virtu Financial, Inc.FR_928254101
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Lazard, Inc.FR_52110M109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | State Street Corp.FR_857477103
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Evercore, Inc.FR_29977A105
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Interactive Brokers Group, Inc.FR_45841N107
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000019031 | Asset Management & Custody Banks
Holdings [Line Items]
Percent of Net Asset Value	45.50%
C000019031 | Investment Banking & Brokerage
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000019031 | Financial Exchanges & Data
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000033546 | Boston Scientific Corp.FR_101137107
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033546 | Dexcom, Inc.FR_252131107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | iRhythm Technologies, Inc.FR_450056106
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Haemonetics Corp.FR_405024100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | UFP Technologies, Inc.FR_902673102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Glaukos Corp.FR_377322102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Intuitive Surgical, Inc.FR_46120E602
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Insulet Corp.FR_45784P101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Stryker Corp.FR_863667101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Edwards Lifesciences Corp.FR_28176E108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033546 | Health Care Equipment
Holdings [Line Items]
Percent of Net Asset Value	76.50%
C000033546 | Health Care Supplies
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000033547 | GeneDx Holdings Corp.FR_81663L200
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033547 | Cardinal Health, Inc.FR_14149Y108
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Tenet Healthcare Corp.FR_88033G407
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | AdaptHealth Corp.FR_00653Q102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | BrightSpring Health Services, Inc.FR_10950A106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033547 | Cigna GroupFR_125523100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | Guardant Health, Inc.FR_40131M109
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | Humana, Inc.FR_444859102
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | Universal Health Services, Inc.FR_913903100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | CVS Health Corp.FR_126650100
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033547 | Health Care Services
Holdings [Line Items]
Percent of Net Asset Value	48.50%
C000033547 | Health Care Facilities
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000033547 | Managed Health Care
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000033547 | Health Care Distributors
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000019032 | Oscar Health, Inc.FR_687793109
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000019032 | Genworth Financial, Inc.FR_37247D106
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000019032 | Baldwin Insurance Group, Inc.FR_05589G102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Brown & Brown, Inc.FR_115236101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Primerica, Inc.FR_74164M108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Kinsale Capital Group, Inc.FR_49714P108
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | First American Financial Corp.FR_31847R102
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Old Republic International Corp.FR_680223104
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Lincoln National Corp.FR_534187109
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Ryan Specialty Holdings, Inc.FR_78351F107
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000019032 | Property & Casualty Insurance
Holdings [Line Items]
Percent of Net Asset Value	54.60%
C000019032 | Life & Health Insurance
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C000019032 | Insurance Brokers
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000019032 | Reinsurance
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000033549 | Warrior Met Coal, Inc.FR_93627C101
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033549 | Core Natural Resources, Inc.FR_218937100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033549 | Cleveland-Cliffs, Inc.FR_185899101
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033549 | Carpenter Technology Corp.FR_144285103
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | Hecla Mining Co.FR_422704106
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | Reliance, Inc.FR_759509102
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | Nucor Corp.FR_670346105
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | Royal Gold, Inc.FR_780287108
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033549 | Alcoa Corp.FR_013872106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033549 | Newmont Corp.FR_651639106
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033549 | Steel
Holdings [Line Items]
Percent of Net Asset Value	42.20%
C000033549 | Coal & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000033549 | Gold
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000033549 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000033549 | Aluminum
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000033549 | Silver
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033549 | Copper
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | TechnipFMC PLCFR_G87110105
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000033550 | Archrock, Inc.FR_03957W106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033550 | Baker Hughes Co.FR_05722G100
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000033550 | Weatherford International PLCFR_G48833118
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033550 | ChampionX Corp.FR_15872M104
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033550 | Schlumberger NVFR_806857108
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000033550 | Patterson-UTI Energy, Inc.FR_703481101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | NOV, Inc.FR_62955J103
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | Cactus, Inc.FR_127203107
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | Valaris Ltd.FR_G9460G101
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033550 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	77.70%
C000033550 | Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000027708 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027708 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027708 | Credo Technology Group Holding Ltd.FR_G25457105
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000027708 | Ambarella, Inc.FR_G037AX101
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000027708 | Advanced Micro Devices, Inc.FR_007903107
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027708 | Allegro MicroSystems, Inc.FR_01749D105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000027708 | Marvell Technology, Inc.FR_573874104
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000027708 | MACOM Technology Solutions Holdings, Inc.FR_55405Y100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027708 | Intel Corp.FR_458140100
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027708 | Silicon Laboratories, Inc.FR_826919102
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000027708 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000033545 | BigBear.ai Holdings, Inc.FR_08975B109
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033545 | Core Scientific, Inc.FR_21874A106
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033545 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033545 | Zeta Global Holdings Corp.FR_98956A105
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033545 | NextNav, Inc.FR_65345N106
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033545 | Cipher Mining, Inc.FR_17253J106
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Digital Turbine, Inc.FR_25400W102
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Datadog, Inc.FR_23804L103
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Bentley Systems, Inc.FR_08265T208
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Cleanspark, Inc.FR_18452B209
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033545 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	70.10%
C000033545 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000033545 | IT Consulting & Other Services
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000033545 | Interactive Home Entertainment
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000033539 | Cisco Systems, Inc.FR_17275R102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033539 | AST SpaceMobile, Inc.FR_00217D100
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000033539 | Lumentum Holdings, Inc.FR_55024U109
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000033539 | Ciena Corp.FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033539 | Juniper Networks, Inc.FR_48203R104
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033539 | Calix, Inc.FR_13100M509
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033539 | Arista Networks, Inc.FR_040413205
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033539 | Lumen Technologies, Inc.FR_550241103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033539 | Iridium Communications, Inc.FR_46269C102
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033539 | Telephone & Data Systems, Inc.FR_879433829
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033539 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	55.10%
C000033539 | Alternative Carriers
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000033539 | Integrated Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000033539 | Wireless Telecommunication Services
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000033540 | Avis Budget Group, Inc.FR_053774105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000033540 | GXO Logistics, Inc.FR_36262G101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033540 | ArcBest Corp.FR_03937C105
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033540 | Joby Aviation, Inc.FR_G65163100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033540 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | Saia, Inc.FR_78709Y105
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | Ryder System, Inc.FR_783549108
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033540 | XPO, Inc.FR_983793100
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | SkyWest, Inc.FR_830879102
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | Union Pacific Corp.FR_907818108
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033540 | Cargo Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	32.10%
C000033540 | Airlines
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000033540 | Air Freight & Logistics
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000033540 | Passenger Ground Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000033540 | Railroads
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000033540 | Marine
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000162275 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162275 | Calix, Inc.FR_13100M509
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000162275 | Sezzle, Inc.FR_78435P105
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000162275 | fuboTV, Inc.FR_35953D104
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000162275 | Hesai GroupFR_428050108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000162275 | ROBLOX Corp.FR_771049103
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000162275 | ACM Research, Inc.FR_00108J109
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000162275 | Spotify Technology SAFR_L8681T102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162275 | Couchbase, Inc.FR_22207T101
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162275 | Zscaler, Inc.FR_98980G102
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000162275 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	37.30%
C000162275 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000162275 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000162275 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000162275 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000162275 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000162275 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000162275 | IndustryProfessional Services
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000162275 | IndustryHealth Care Technology
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000162275 | IndustryDiversified Consumer Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234530 | T-Mobile USA, Inc.FR_87264ABF1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234530 | Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.FR_03522AAJ9
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234530 | CVS Health Corp.FR_126650CZ1
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234530 | Pfizer Investment Enterprises Pte. Ltd.FR_716973AG7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Goldman Sachs Group, Inc.FR_38141GFD1
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Bank of America Corp.FR_06051GHD4
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | AbbVie, Inc.FR_00287YDU0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Amgen, Inc.FR_031162DR8
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Bank of America Corp.FR_06051GLH0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234530 | Wells Fargo & Co.FR_95000U3E1
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000234530 | IndustryOil & Gas
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000234530 | IndustryPipelines
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234530 | IndustryTelecommunications
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000234530 | IndustryRetail
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000234530 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000234530 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000234530 | IndustryBeverages
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234530 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000234530 | IndustryAerospace & Defense
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234530 | IndustryFood
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000152674 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152674 | NVIDIA Corp.FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000152674 | Microsoft Corp.FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000152674 | Eli Lilly & Co.FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000152674 | Visa, Inc.FR_92826C839
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000152674 | Apple, Inc.FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000152674 | Meta Platforms, Inc.FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000152674 | Alphabet, Inc.FR_02079K305
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000152674 | Mastercard, Inc.FR_57636Q104
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000152674 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000152674 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000152674 | IndustryBanks
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000152674 | IndustryInsurance
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000152674 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000152674 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000152674 | IndustryOil, Gas & Consumable Fuels
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000152674 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000152674 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000152674 | IndustryFinancial Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000152674 | IndustryHealth Care Providers & Services
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000019033 | Netflix, Inc.FR_64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019033 | Broadcom, Inc.FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019033 | Intuit, Inc.FR_461202103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019033 | Oracle Corp.FR_68389X105
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000019033 | Uber Technologies, Inc.FR_90353T100
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000019033 | Palantir Technologies, Inc.FR_69608A108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000019033 | Alibaba Group Holding Ltd.FR_01609W102
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019033 | Lam Research Corp.FR_512807306
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019033 | International Business Machines Corp.FR_459200101
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000019033 | Micron Technology, Inc.FR_595112103
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000019033 | IndustrySoftware
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000019033 | IndustrySemiconductors & Semiconductor Equipment
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000019033 | IndustryEntertainment
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000019033 | IndustryHotels, Restaurants & Leisure
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000019033 | IndustryIT Services
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000019033 | IndustryCommunications Equipment
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000019033 | IndustryInteractive Media & Services
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000019033 | IndustryTechnology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019033 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000019033 | IndustryGround Transportation
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033537 | Johnson & JohnsonFR_478160104
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033537 | Royalty Pharma PLCFR_G7709Q104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033537 | Corcept Therapeutics, Inc.FR_218352102
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033537 | Elanco Animal Health, Inc.FR_28414H103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033537 | Viatris, Inc.FR_92556V106
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033537 | Pfizer, Inc.FR_717081103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033537 | Merck & Co., Inc.FR_58933Y105
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033537 | Tarsus Pharmaceuticals, Inc.FR_87650L103
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000033537 | Perrigo Co. PLCFR_G97822103
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033537 | Axsome Therapeutics, Inc.FR_05464T104
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000033537 | IndustryPharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000033538 | Ollie's Bargain Outlet Holdings, Inc.FR_681116109
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033538 | Bath & Body Works, Inc.FR_070830104
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033538 | Kroger Co.FR_501044101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | National Vision Holdings, Inc.FR_63845R107
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Dick's Sporting Goods, Inc.FR_253393102
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Valvoline, Inc.FR_92047W101
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Dollar Tree, Inc.FR_256746108
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033538 | Five Below, Inc.FR_33829M101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033538 | Abercrombie & Fitch Co.FR_002896207
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033538 | Urban Outfitters, Inc.FR_917047102
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033538 | IndustryBroadline Retail
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000033538 | IndustryOther Specialty Retail
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000033538 | IndustryAutomotive Retail
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000033538 | IndustryApparel Retail
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000033538 | IndustryFood Retail
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000033538 | IndustryConsumer Staples Merchandise Retail
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000033538 | IndustryComputer & Electronics Retail
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000033538 | IndustryDrug Retail
Holdings [Line Items]
Percent of Net Asset Value	1.40%

[1]	Less than 0.05%.